Prepaid Expense and Other Assets - Additional information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets
Impairment provision for prepayment	¥ 0	¥ 0	¥ 1,000
General and administrative expenses
Prepaid Expense and Other Assets
Allowance for doubtful accounts on other receivables	¥ 50	¥ 124	¥ 923